Fair value of assets and liabilities - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Fair value of assets and liabilities
Transfer into level 3	$ 0	$ 0
Transfer out of level 3	$ 0	$ 0